Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 8,603	$ 3,339
Accounts receivable - net of allowances for doubtful accounts of $454 and $483	14,527	12,918
Prepaid expenses	831	960
Deferred income taxes	1,142	1,199
Other current assets	6,925	4,780
Total current assets	32,028	23,196
Property, plant and equipment - net	112,898	110,968
Goodwill	69,692	69,273
Licenses	60,824	56,433
Other Intangible Assets - Net	6,139	5,779
Investments in Equity Affiliates	250	3,860
Other Assets	10,998	8,278
Total Assets	292,829	277,787
Current Liabilities
Debt maturing within one year	6,056	5,498
Accounts payable and accrued liabilities	23,592	21,107
Advanced billings and customer deposits	4,105	4,212
Accrued taxes	1,091	1,774
Dividends payable	2,438	2,404
Total current liabilities	37,282	34,995
Long-Term Debt	76,011	69,290
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	37,544	36,308
Postemployment benefit obligation	37,079	29,946
Other noncurrent liabilities	17,989	15,766
Total deferred credits and other noncurrent liabilities	92,612	82,020
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2014 and 2013: issued 6,495,231,088 at December 31, 2014 and 2013)	6,495	6,495
Additional paid-in capital	91,108	91,091
Retained earnings	27,736	31,141
Treasury stock (1,308,318,131 at December 31, 2014 and 1,268,914,913 at December 31, 2013, at cost)	(47,029)	(45,619)
Accumulated other comprehensive income	8,060	7,880
Noncontrolling interest	554	494
Total stockholders' equity	86,924	91,482
Total Liabilities and Stockholders' Equity	$ 292,829	$ 277,787